SUPPLEMENT TO THE PROSPECTUS

                    CREDIT SUISSE TRUST - BLUE CHIP PORTFOLIO

The following information supercedes certain information contained in the Portfolio's Prospectus.

Effective June 1, 2005, the following information replaces the information set forth on Pages 7 and 8 of the portfolio's prospectus:

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses are expenses for the fiscal year ending December 31, 2005. The table and the example on the next page do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

--------------------------------------------------------------- ---------------
SHAREHOLDER FEES
  (paid directly from your investment)
--------------------------------------------------------------- ---------------
Sales charge (load) on purchases                                NONE
--------------------------------------------------------------- ---------------
Deferred sales charge (load)                                    NONE
--------------------------------------------------------------- ---------------
Sales charge (load) on reinvested distributions                 NONE
--------------------------------------------------------------- ---------------
Redemption fees                                                 NONE
--------------------------------------------------------------- ---------------
Exchange fees                                                   NONE
--------------------------------------------------------------- ---------------
ANNUAL PORTFOLIO OPERATING EXPENSES
  (deducted from portfolio assets)
--------------------------------------------------------------- ---------------
Management fee                                                  0.50%
--------------------------------------------------------------- ---------------
Distribution and service (12b-1) fee                            NONE
--------------------------------------------------------------- ---------------
Other expenses                                                  0.91%
--------------------------------------------------------------- ---------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES*                      1.41%
--------------------------------------------------------------- ---------------

* Expected fees and expenses for the fiscal year ending December 31, 2005 are shown below. Fee waivers and expense reimbursements are voluntary and may be discontinued at any time:

EXPENSES AFTER WAIVERS
AND REIMBURSEMENTS

Management Fee                                            0.04%

Distribution and service (12b-1) fee                      NONE

Other expenses                                            0.91%
                                                          -----

NET ANNUAL PORTFOLIO OPERATING EXPENSES                   0.95%

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table on the previous page (before fee waivers, expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


---------------------------- -------------------------- -------------------------- --------------------------
         ONE YEAR                   THREE YEARS                FIVE YEARS                  TEN YEARS
---------------------------- -------------------------- -------------------------- --------------------------
           $144                        $446                       $771                      $1,691
---------------------------- -------------------------- -------------------------- --------------------------

Dated:  August 24, 2005                                          TRBLC-16-0805
                                                                      2005-030